KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Automotive Rentals, Inc. (the “Company”)
Mizuho Securities USA LLC
(together, the “Specified Parties”)

Re: ARI Fleet Lease Trust 2024-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “ARIFL-2024-A Mizuho Selected Pool.xlsx” (the “Lease Data File”) provided by the Company on January 11, 2024, containing information on 17,083 automobile lease contracts (the “Leases”) as of December 31, 2023 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2024-A; and, (ii) an electronic data file entitled “Dispositions Detail 2023.xlsx” (the “Disposition Data File”) provided by the Company on January 17, 2024, containing certain information related to dispositions of Leases by the Company during calendar year 2023. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Lease File Documents” means the following information provided by the Company:

•	Motor Vehicle Lease Agreement
•	Certificate of Insurance Coverage
•	Certificate of Liability Insurance
•	Certificate of Self-Insurance
•	Company’s asset system - Vehicle Information Inquiry

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	Company’s GDT internal accounting system of record - Vehicle Master Inquiry, Billing History File Inquiry and Client Profile Account Summary

The Lease File Documents were represented by the Company to be either the original Lease File Documents, a copy of the original Lease File Documents, and/or electronic records contained within the Company’s asset system and GDT internal accounting system of record. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry provided by the Company.

•	The term “Rate History Schedule” means an electronic data file (“Rate Sheet.xlsx”) provided by the Company on January 17, 2024, containing certain index rate history information.

•
The term “Additional Insured Schedule” mean an electronic data file (“Additional Insured Schedule _Titling Trust Owner Schedule_2024-A.xlsx”) provided by the Company on January 22, 2024, containing a listing of (i) insured entities and (ii) abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Titling Trust Owners Schedule” means an electronic data file (“Additional Insured Schedule Titling Trust Owner Schedule_2024-A.xlsx”) provided by the Company on January 22, 2024, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•	The term “Source Documents” means the Lease File Documents, Title Documents, Rate History Schedule, Titling Trust Owners Schedule, and Additional Insured Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Documents/Instructions” column below.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	The Lease Data File

A
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

B
For each Sample Lease, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Lease Data File to the Source Documents, utilizing the Instructions, for each of the attributes, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
LESSEE CODE	Motor Vehicle Lease Agreement, Vehicle Information

Attribute	Source Documents/Instructions
Inquiry
END BALANCE	Billing History File Inquiry
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
TITLE STATE
Title Documents
For Sample Leases for which the TITLE STATE value is not populated, observe (i) the existence of an Application for Title or (ii) “Title Location” or “Document LOC” in the Vehicle Information Inquiry stated “PENDING.”

CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT	Billing History File Inquiry, Motor Vehicle Lease Agreement
BILLED RATE
Motor Vehicle Lease Agreement, Vehicle Master Inquiry, Rate History Schedule.
For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Vehicle Master Inquiry “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Vehicle Master Inquiry.

MAKE	Motor Vehicle Lease Agreement If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ADMIN AMT	Motor Vehicle Lease Agreement, Billing History File Inquiry
OPEN/CLOSE	Vehicle Lease Agreement

C.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or Vehicle Information Inquiry.

•	We observed an internal approval date was populated in the “Last Review” field in the Client Profile Account Summary. We make no representation regarding the validity of such approval.

•	We observed the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage, a Certificate of Liability Insurance, or Certificate of Self-Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”). A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes listed below to the corresponding information including in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Disposition Data File to the Source Documents, utilizing the Instructions, for each of the attributes, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
ORIGINATION DATE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CLIENT NAME	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MAKE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CAP COST	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
YEAR	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
SALE PROCEEDS	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS in the Vehicle Master Inquiry.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interestand principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
February 2, 2024

Exhibit A
The Sample Leases

Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	****2142	51	****0960	101	****6762
2	****3454	52	****4039	102	****2831
3	****0958	53	****5660	103	****5403
4	****7867	54	****5001	104	****8388
5	****4073	55	****8813	105	****7590
6	****7965	56	****9218	106	****4683
7	****2260	57	****8173	107	****4577
8	****2261	58	****9049	108	****9816
9	****5977	59	****2585	109	****7255
10	****0881	60	****3519	110	****4599
11	****9503	61	****3988	111	****5200
12	****5577	62	****3128	112	****2667
13	****6668	63	****7260	113	****2669
14	****6681	64	****3134	114	****7981
15	****4611	65	****7785	115	****7984
16	****0539	66	****2726	116	****0847
17	****0485	67	****3735	117	****9216
18	****0524	68	****1437	118	****1291
19	****6725	69	****0599	119	****6924
20	****5942	70	****4511	120	****4443
21	****4928	71	****0585	121	****0112
22	****4059	72	****0724	122	****1177
23	****4469	73	****2586	123	****3851
24	****6638	74	****0329	124	****0757
25	****6820	75	****6602	125	****4416
26	****6159	76	****1402	126	****1339
27	****6100	77	****3039	127	****2965
28	****2224	78	****1338	128	****1797
29	****0412	79	****0946	129	****9347
30	****0984	80	****4167	130	****9370
31	****9235	81	****6917	131	****9418
32	****3860	82	****9732	132	****2273
33	****9257	83	****3003	133	****9150
34	****6436	84	****3821	134	****4525
35	****7602	85	****7804	135	****8881
36	****2154	86	****3748	136	****2890
37	****0626	87	****3256	137	****9918
38	****3816	88	****2518	138	****8100
39	****8484	89	****3506	139	****0256
40	****9771	90	****3591	140	****2693
41	****6274	91	****7401	141	****7157
42	****5704	92	****8551	142	****0431
43	****3243	93	****4910	143	****9166
44	****5677	94	****2928	144	****0760
45	****2898	95	****8615	145	****0818
46	****5554	96	****6655	146	****5290
47	****3768	97	****9928	147	****1720
48	****7828	98	****5664	148	****9382
49	****6244	99	****9047	149	****9791
50	****8822	100	****9652	150	****2990

Exhibit B
The Sample Dispositions

Sample Disposition Number	ICN
1	****9845
2	***1413
3	****6096
4	****8893
5	****3050
6	****9120
7	****7973
8	****5087
9	****1242
10	****0334
11	****9220
12	****4556
13	****3175
14	****9840
15	****3789
16	****2156
17	****8896
18	****2059
19	****4174
20	****0506
21	****5485
22	****6638
23	****6541
24	****2917
25	****4991
26	****0805
27	****3038
28	****5036
29	****1304
30	****3326
31	****2844
32	****8678
33	****2968
34	****9253
35	****7761
36	****4591
37	****7346
38	***4983
39	****8531
40	****9179

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
Automotive Resources International
Automotive Resource International
Automotive Resources, Inc.
Automotive Resource, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT

Exhibit C

Additional Insured Schedule (continued)

Automotive Rental, Inc. AND Ari Fleet LT ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT
ARI,ARI Fleet LT & Automotive Rental, Inc.
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI Fleet LT and Automotive Rentals, Inc. Automotive Rentals, Inc. & ARI Fleet LET Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT ARI, Automotive Rentals Inc., and ARI Fleet LT Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT Automotive Rentals & ARI Fleet, LT Automotive Rental, Inc and ARI Fleet LT Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT ARI, Automotive Rentals Inc., ARI Fleet LT
Holman Enterprises
Alyeska Pipeline Service Company
Pacific Gas & Electric
Automotive Rentals, Inc. (ARI Fleet)
Automotive Rentals, Inc. and Holman and ARI Fleet LT

Exhibit D

Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors ARI FLEET LT INC
ARI Fleet LT Lessor ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd LSR ARI FLEET LT
ARI FLEET LT C/O NCR CORPORATION
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS LLC INSITUFORM TECHNOLOGIES LLC
ARI FLEET LT LESSOR WOOD GROUP USA INC
ARI FLEET LT LSR TRANE TECHNOLOGY COMPANY LLC LSE ARI FLEET LT % INSITUFORM TECHNOLOGIES LLC